Cash, cash equivalents and restricted cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash, cash equivalents and restricted cash, as presented in the Condensed Consolidated Statements of Cash Flows, consisted of the following:

	September 30,	December 31,
	2023	2022
Cash and cash equivalents	$21,383	$9,414
Restricted cash (included in Other assets)	250	250
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$21,633	$9,664

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$9,414	$30,301
Restricted cash (included in Other assets)	250	—
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$9,664	$30,301

Schedule of Restricted Cash

Cash, cash equivalents and restricted cash, as presented in the Condensed Consolidated Statements of Cash Flows, consisted of the following:

	September 30,	December 31,
	2023	2022
Cash and cash equivalents	$21,383	$9,414
Restricted cash (included in Other assets)	250	250
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$21,633	$9,664